Other financial liabilities	12 Months Ended
Dec. 31, 2023
Other Financial Liabilities
Other financial liabilities

20.	Other financial liabilities

The breakdown of the balances for this item is as follows:

In BRL thousands	2023	2022	2021

Credit cards	54,169,518	38,941,974	45,976,315
Transactions pending settlement (1)	7,685,564	20,743,759	10,861,143
Dividends and Interest on Equity Payable	137,284	191,720	1,029,952
Tax collection accounts - Tax payables	1,208,245	1,108,778	969,939
Liabilities associated with the transfer of assets (Note 9.g)	25,497	32,138	40,511
Other financial liabilities	1,567,476	1,574,735	2,570,656
Total	64,793,584	62,593,104	61,448,516
(1)	Includes transactions pending settlement with B3 S.A. and foreign currency payment orders.